Earnings (loss) per ordinary share - Antidilutive (Details) - shares	12 Months Ended	24 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Earnings (loss) per ordinary share
Potential ordinary shares excluded from calculation of diluted (loss) earnings per share because their effect would be anti-dilutive	4,359,436	0